THE ACACIA GROUP
                              7315 Wisconsin Avenue
                            Bethesda, Maryland 20814




September 11,  1998


Via EDGAR Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Acacia National Variable Life Separate Account I Semi-Annual Report on Form N-30D
                  File No. 811-08998

Ladies and Gentlemen:

         Pursuant to Rule 30b2-1 under the Investment Company Act of 1940, enclosed for filing via EDGAR transmission on behalf of the above-referenced registrant is a semi-annual report on Form N-30D for the period ended June 30, 1998, which was sent to policyholders on September 1, 1998. The information required to be contained in this report is incorporated by reference from the previously filed semi-annual reports of the underlying funds of the registrant, as indicated.

         If you should have any questions regarding the foregoing, please do not hesitate to contact me at (301) 280-1034.

                                                 Sincerely yours,

                                                 /s/ Ellen Jane Abromson

                                                 Ellen Jane Abromson

Enclosed:
    As stated

As Filed with the Securities and Exchange Commission on September 11, 1998.



                Acacia National Variable Life Separate Account I
                    of Acacia National Life Insurance Company
                        Semi-Annual Report on Form N-30D


         This semi-annual report on Form N-30D is being filed on behalf of Acacia National Variable Annuity Separate Account II (File No. 811-08998) for the period ended June 30, 1998. Included in this filing is the letter to policyholders dated September 1, 1998, which accompanied the semi-annual report as mailed to policyholders on September 1, 1998. The information required to be contained in this report is incorporated by reference from the following previously filed semi-annual reports for the underlying funds of the registrant:

1. The Alger American Fund, File No. 811-05550, Form N-30D, Filed August 18, 1998, Accession No. 0000930413-98- 000739.

2. Calvert Variable Series Inc., File No. 811-03591, Form N- 30D, Filed September 10, 1998, Accession No. 0000708950- 98-000009.

3. Dreyfus Stock Index Fund, File No. 811-05719, Form N-30D, Filed August 25, 1998, Accession No. 0000846800-98- 000007.

4.       Neuberger & Berman Advisers Management Trust Growth Portfolio, File No.
         811-04255,   Form  N-30D,   Filed  August  27,  1998,   Accession   No.
         0001047469-98-032723.

5. Neuberger & Berman Advisers Management Trust Limited Maturity Bond Portfolio, File No. 811-04255, Form N-30D, Filed August 27, 1998, Accession No. 0001047469-98- 032722.

6. Oppenheimer Variable Account Funds, File No. 811-04108, Form N-30D, Filed August 26, 1998, Accession No. 0001047469-98-032753.

7. The Strong Discovery Fund II, Strong Variable Insurance Funds, Inc., File No. 811-06553, Form N-30D, Filed August 31, 1998, Accession No. 0000883644-98-000024.

8. The Strong International Stock Fund II, Strong Variable Insurance Funds, Inc., File No. 811-06553, Form N-30D, Filed September 2, 1998, Accession No. 0000883644-98- 000033.


9.       Worldwide Hard Assets Fund, Van Eck Worldwide Insurance Trust, File No.
         811-05083,   Form  N-30D,   Filed  August  13,  1998,   Accession   No.
         0000950130-98-004095.

THE ACACIA GROUP
7315 Wisconsin Avenue
Bethesda, Maryland 20814




September 1, 1998





Dear Allocator 2000 and Allocator 2000 Annuity Policyholder:

Enclosed are the semi-annual reports for the funds available through Acacia National's Variable Life Insurance Policy, Allocator 2000 and Variable Annuity Policy, Allocator 2000 Annuity. These reports are sent on a semi-annual basis to policyholders of record on June 30 and December 31 of the respective purchase year.

In an effort to provide you with complete information pertaining to the funds, we have included the semi-annual reports for all of the funds available and not just those you currently have elected to allocate funds into.

Should you have any questions, please contact your registered representative or the Variable Product Service Center at 1- 800-369-9407.



Sincerely,

/s/ Michele Dupre

Michele Dupre
2nd Vice President
Marketing Communications